SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND DIVIDEND INCOME FROM INVESTMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Investments, All Other Investments [Abstract]
Unrealized gain	$ 413,753	$ 104,130	$ 227,785	$ 37,726	$ 41,959
Realized gain	60,848	7,623	49,439	(697)	(4,489)
Dividend income	$ 45,274	$ 7,799	$ 58,434	$ 23,699	$ 53,053